United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/09

Date of Reporting Period:  Quarter ended 2/28/09

Item 1.                      Schedule of Investments
Federated Strategic Income Fund

Portfolio of Investments

February 28, 2009 (unaudited)

Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
		U.S. CORPORATE BONDS--1.5%
		Basic Industry - Chemicals--0.2%
$1,450,000	[1]	Fertinitro Finance, Company Guarantee, 8.290%, 4/1/2020	$572,750
1,250,000	[1,2]	Reliance Industries Ltd., Bond, 8.250%, 1/15/2027	1,179,688
		TOTAL	1,752,438
		Basic Industry - Paper--0.2%
1,480,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	1,277,669
250,000	[3]	Pope & Talbot, Inc., 8.375%, 6/1/2013	1,875
405,000		Westvaco Corp., Sr. Deb., 7.500%, 6/15/2027	336,201
		TOTAL	1,615,745
		Communications - Media Noncable—0.2%
720,000		British Sky Broadcasting Group PLC, 8.200%, 7/15/2009	727,504
1,000,000		News America Holdings, Inc., Note, 8.150%, 10/17/2036	934,607
		TOTAL	1,662,111
		Consumer Cyclical - Automotive--0.0%
775,000		General Motors Corp., Note, 9.450%, 11/01/2011	81,375
		Financial Institution - Banking--0.1%
2,150,000	[1,2]	Regional Diversified Funding, 9.250%, 3/15/2030	884,231
		Financial Institution - Finance Noncaptive--0.1%
500,000		Susa Partnership LP, 8.200%, 6/01/2017	526,913
		Financial Institution - Insurance - Life--0.1%
500,000	[1,2]	Union Central Life Ins Co, Note, 8.200%, 11/1/2026	497,220
		Financial Institution - Insurance - P&C--0.1%
500,000	[1,2]	USF&G Cap, 8.312%, 7/1/2046	439,977
		Financial Intermediaries--0.5%
370,000,000		John Hancock Global Funding, Sr. Secd. Note, Series EMTN, 2.050%, 6/08/2010	3,636,687
		TOTAL U.S. CORPORATE BONDS (IDENTIFIED COST $13,642,684 )	11,096,697
		INTERNATIONAL BONDS – 1.4%
		AUSTRALIAN DOLLAR—0.1%
		State/Provincial—0.1%
700,000		New South Wales, State of, Local Gov't. Guarantee, Series 12RG, 6.000%, 5/01/2012	468,362
		JAPANESE YEN – 1.3%
		Banking – 0.8%
600,000,000		Pfandbrief Ost Land Hypo, Sr. Unsub., Series EMTN, 1.600%, 2/15/2011	6,030,432
		Financial Intermediaries--0.5%
400,000,000		Eksportfinans, Bond, 1.800%, 6/21/2010	4,098,980
		TOTAL INTERNATIONAL BONDS (IDENTIFIED COST $10,141,183)	10,597,774
		GOVERNMENTS/AGENCIES--14.2%
		BRITISH POUND--0.7%
		Sovereign—0.7%
3,350,000		United Kingdom, Government of, Bond, 4.000%, 9/7/2016	5,055,701
		CANADIAN DOLLAR--0.4%
		Sovereign—0.4%
3,400,000		Canada, Government of, 4.000%, 6/1/2017	2,928,271
		EURO--4.1%
		Sovereign—4.1%
4,200,000		France, Government of, 4.250%, 10/25/2017	5,630,180
5,100,000		France, Government of, Bond, 4.000%, 10/25/2014	6,848,285
5,400,000		Germany, Government of, Series 0303, 4.250%, 1/4/2014	7,472,930
3,000,000		Germany, Government of, Series 04, 3.750%, 1/4/2015	4,057,307
5,100,000		Germany, Government of, Series 06, 3.750%, 1/4/2017	6,847,638
		TOTAL	30,856,340
		JAPANESE YEN--1.8%
		Sovereign--1.8%
430,000,000		Japan, Government of, 1.600%, 12/20/2015	4,635,430
420,000,000		Japan Government, Series 262, 1.900%, 6/20/2014	4,561,705
430,000,000		Japan, Government of, Bond, Series 250, 0.500%, 6/20/2013	4,379,536
		TOTAL	13,576,671
		U.S. DOLLAR--7.2%
		Sovereign—7.2%
14,600,000		Brazil, Government of, 6.000%, 1/17/2017	14,235,000
6,300,000		Philippines, Government, Bond, 7.750%, 1/14/2031	6,134,625
19,698,000	[1,2]	Russia, Government of, Unsub., Series REGS, 7.500%, 3/31/2030	17,395,304
12,490,000		United Mexican States, Note, 5.625%, 1/15/2017	12,171,505
7,500,000		Venezuela, Government of, Bond, 9.250%, 9/15/2027	4,162,500
		TOTAL	54,098,934
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $109,658,593)	106,515,917
		ASSET-BACKED SECURITIES--0.0%
		Home Equity Loan--0.0%
77,486	[1,2]	125 Home Loan Owner Trust 1998-1A B1, 9.760%, 2/15/2029	50,366
4,819		New Century Home Equity Loan Trust 1997-NC5 M2, 7.740%, 10/25/2028	4,784
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $82,275)	55,150
		COLLATERALIZED MORTGAGE OBLIGATIONS--0.0%
		Non-Agency Mortgage--0.0%
10,342	[1,2]	SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 5.652%, 1/28/2027 (IDENTIFIED COST $22,073)	5,171
		MORTGAGE-BACKED SECURITIES--0.0%
		Government National Mortgage Association--0.0%
15,688		Government National Mortgage Association Pool 780360, 11.000%, 30 Year, 9/15/2015 (IDENTIFIED COST $17,629)	16,016
		U.S. TREASURY--0.5%
		U.S. Treasury Bill --0.5%
3,650,000	[5,6]	0.235%, 4/9/2009 (IDENTIFIED COST $3,645,851)	3,649,345
		PREFERRED STOCKS--0.0%
		Financial Institution - Brokerage--0.0%
40,000	[3,4]	Lehman Brothers Holdings, Pfd. 5.670%	240
		Financial Institution - REITs--0.0%
9,900		Prologis Trust, REIT Perpetual Pfd. Stock 8.54%, Series C, $4.27, Annual Dividend	280,566
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $2,146,408)	280,806
		MUTUAL FUNDS--82.4%[7]
6,483,443		Emerging Markets Fixed Income Core Fund	111,931,121
13,010,959		Federated Mortgage Core Portfolio	129,198,822
77,026,339		High Yield Bond Portfolio	362,794,060
15,449,087	[8]	Prime Value Obligations Fund, Institutional Shares, 1.32%	15,449,087
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $922,966,363)	619,373,090
		TOTAL INVESTMENTS --- 100.0% (IDENTIFIED COST $1,062,323,059)[9]	751,589,966
		OTHER ASSETS AND LIABILITIES – NET – (0.0)%[10]	(94,624)
		TOTAL NET ASSETS – 100%	$751,495,342

At February 28, 2009, the Fund had outstanding futures contracts as follows:
	Description			Number of Contracts	Notional Value		Expiration Date	Unrealized Depreciation
	3U.S. Treasury Notes 10-Year Long Futures			425	$51,013,281		June 2009	$(569,815)

At February 28, 2009, the Fund had an outstanding swap contract as follows:
	Credit Default Swap Counter- party	Refer-- ence Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expira-- tion Date	Implied Credit Spread at 2/28/2009[11]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Depre- ciation
	Merrill Lynch, Pierce Fenner & Smith	Series 10 High Yield CDX Index	Sell	5.00%	6/20/2013	14.14%	$24,250,000	$(6,098,711)	$(5,820,000)	$(278,711)

Unrealized Depreciation on Futures Contracts and Swap Contracts is included in “Other Assets and Liabilities – Net”.

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2009, these restricted securities amounted to $21,024,707, which represented 2.8% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 28, 2009, these liquid restricted securities amounted to $20,451,957, which represented 2.7% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at February 28, 2009, is as follows:
	Security					Acquisition Date		Acquisition Cost	Market Value
	Fertinitro Finance, Company Guarantee, 8.290%, 4/1/2020					5/14/1999 – 5/27/1999		$1,098,662	$572,750
3	Non-income producing security.
4	Issuer in default.
5	Discount rate at time of purchase.
6	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
7	Affiliated companies.
8	7-Day net yield.
9
At February 28, 2009, the cost of investments for federal tax purposes was $1,063,432,013. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates, futures contracts and swap contracts was $311,842,047. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,989,013 and net unrealized depreciation from investments for those securities having an excess of cost over value of $315,831,060.

10	Assets, other than investments in securities, less liabilities.
11
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2009.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices and Investments in Mutual Funds**	$ 619,653,896	$ (569,815)
Level 2 – Other Significant Observable Inputs	131,936,070	(278,711)
Level 3 – Significant Unobservable Inputs	---	---
Total	$ 751,589,966	$ (848,526)

*Other financial instruments include futures contracts and swap contracts.

**Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors. EMCORE invests primarily in emerging markets fixed-income securities.

The following acronym is used throughout this portfolio:

REITs	--Real Estate Investments Trusts

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Fixed Income Securities, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	April 20, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 20, 2009